Risk and Capital Management - Composition Of Capital Adequcy (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Detail Of Composition Of Capital Adequacy [Line Items]
Common Equity Tier I	R$ 119,960	R$ 117,328
Tier I	137,157	128,696
Total capital (PR)	151,244	140,596
Total risk-weighted assets (RWA)	R$ 1,042,207	R$ 891,300
Common Equity Tier 1 ratio (%)	11.50%	13.20%
Tier 1 ratio (%)	13.20%	14.40%
Total capital ratio (%)	14.50%	15.80%
Capital conservation buffer requirement (%)	1.25%	2.50%
Countercyclical buffer requirement (%)	0.00%	0.00%
Bank G-SIB and/or D-SIB additional requirements (%)	1.00%	1.00%
Total of bank CET1 specific buffer requirements (%)	2.25%	3.50%